Share-based payments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Number of Shares Outstanding and Weighted Average Grant Date Fair Value

Information on free shares activity follows:

	Number of Free shares Outstanding	Weighted-Average Grant Date Fair Value (in €)

Unvested balance as of December 31, 2022	909,113	11.18
Granted	342,900	3.08
Vested	(167,433)	22.45
Cancelled	(67,042)	11.40

Unvested balance as of December 31, 2023	1,017,538	6.59
Granted	-	-
Additional shares due to May 2024 modification	44,650	1.71
Vested	(342,675)	11.89
Cancelled	(210,219)	6.00
		-
Unvested balance as of December 31, 2024	509,295	2.84

Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on warrants activity follows:

	Warrants Exercisable	Weighted-Average Exercise Price Per Share (in €)	Warrants Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average Useful Life

Balance as of December 31, 2022	896,225	27.18	896,225	27.18	3.3	y
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	557,350	27.48	557,350	27.48

Balance as of December 31, 2023	338,875	26.69	338,875	26.69	2.4	y
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeited or Expired	-	-	-	-

Balance as of December 31, 2024	338,875	26.69	338,875	26.69	1.4	y

Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model

The weighted-average fair values of warrants granted and the assumptions used for the Black-Scholes option pricing model were as follows:

	2016	2017

Weighted-Average fair values of warrants granted	9.33€	13.20€
Assumptions:
Risk-free interest rate	0.00% - 0.04%	0.12%
Share entitlement per options	1	1
Exercise price	18.68€ - 27.37€	24.34€
Grant date share fair value	16.42€ - 22.48€	24.95€
Expected volatility	62.8% - 63.1%	64.7%
Expected term (in years)	6	6
Vesting conditions	Service	Service
Vesting period	Graded	Graded

Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Summary of Information on Stock Option Activity

Information on stock option activity follows:

	Options Exercisable	Weighted-Average Exercise Price Per Share (in €)	Options Outstanding	Weighted-Average Exercise Price Per Share (in €)	Remaining Average contractual Life (in years)

Balance as of December 31, 2022	7,400,519	24.58	8,787,264	22.31	4.6y
Granted		-	1,835,411	2.86
Exercised		-	-	-
Forfeited or Expired		-	(79,516)	22.86

Balance as of December 31, 2023	7,913,183	23.63	10,543,159	18.92	4.6y
Granted	-	-	3,054,163	2.51	-
Exercised	-	-	-	-	-
Forfeited or Expired	-	-	(1,078,028)	4.50	-
	-	-	-	-	-
Balance as of December 31, 2024	8,546,368	22.34	12,519,294	16.16	4.6y

Summary of assumptions Vesting Details

Stock Options

The weighted-average fair values of stock options granted and the assumptions used for the Black-Scholes option pricing model were as follows:

For the twelve-month period ended December 31,
	2023	2024

Weighted-Average fair values of stock options granted	1.65	€1.41	€
Assumptions:
Risk-free interest rate	2.45% - 2.75%	2.51% - 2.99%
Share entitlement per options	1	1 - 1.06
Exercise price	1.74€ - 3.17€	1.70€ - 2.82€
Underlying stock price at grant date	1.70€-3.09€	1.67€-2.76€
Expected volatility	63.7% - 64.4%	64.6%- 65.2%
Expected term (in years)	6.03 - 6.15	6.03 - 6.17
Vesting conditions	Performance & Service or Service	Performance & Service or Service
Vesting period	Graded	Graded